Intangible assets - Schedule of Pre-tax discount rates and terminal growth rates used for impairment testing (Details)	Jun. 30, 2022	Jun. 30, 2021
North America – United States
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	8.00%	7.00%
Terminal growth rate	2.00%	2.00%
Long-term growth rate	4.00%	4.00%
United Kingdom
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	8.00%	6.00%
Terminal growth rate	2.00%	2.00%
Long-term growth rate	4.00%	4.00%
Turkey
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	31.00%	22.00%
Terminal growth rate	15.00%	11.00%
Long-term growth rate	25.00%	16.00%
Australia
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	7.00%	6.00%
Terminal growth rate	2.00%	2.00%
Long-term growth rate	5.00%	5.00%
India
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	14.00%	12.00%
Terminal growth rate	4.00%	4.00%
Long-term growth rate	11.00%	11.00%
South Africa
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	16.00%	13.00%
Terminal growth rate	0.00%	0.00%
Long-term growth rate	6.00%	6.00%
Nigeria
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	24.00%	19.00%
Terminal growth rate	12.00%	10.00%
Long-term growth rate	15.00%	14.00%
Brazil
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	12.00%	11.00%
Terminal growth rate	3.00%	3.00%
Long-term growth rate	6.00%	6.00%